Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 17,260	$ 10,894	$ 289
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	6,875	10,100	20,592
Provision for depreciation and amortization	5,157	5,824	6,476
Deferred income tax (benefit) expense	137	118	(1,511)
Amortization of securities premiums and accretion of discounts (net)	803	1,635	2,506
Losses (gains) on sales of available for sales securities (net)	358	(629)	(343)
Gains on sales/calls of held to maturity securities	(1,022)	(422)	(7)
Other-than-temporary impairment losses on investment securities	0	649	324
Proceeds from sales and transfers of SBA loans originated for sale	0	0	12,063
Proceeds/payments from sales of other loans originated for sale	63,573	76,277	60,822
Loans originated for sale	(53,604)	(80,881)	(60,911)
Gains on sales of loans (net)	(955)	(1,220)	(2,728)
Loss on write-down on foreclosed real estate	89	257	2,060
Losses (gains) on sales of foreclosed real estate (net)	54	649	(116)
Losses on disposal of premises and equipment (net)	217	79	1,265
Stock-based compensation	948	1,082	1,250
Amortization of deferred loan origination fees and costs (net)	2,688	2,647	2,069
Debt prepayment charge	0	140	75
(Increase) decrease in other assets	(985)	5,782	15,437
Increase (decrease) in other liabilities	2,947	(1,253)	(11,679)
Net cash provided by operating activities	44,540	31,728	47,933
Securities available for sale:
Proceeds from principal repayments, calls and maturities	134,199	161,013	79,695
Proceeds from sales	76,262	299,338	125,299
Purchases	(158,826)	(518,375)	(368,537)
Securities held to maturity:
Proceeds from principal repayments, calls and maturities	66,199	146,503	87,074
Proceeds from sales	22,259	6,101	852
Purchases	(101,455)	(225,420)	(57,059)
Proceeds from Sale of Loans Receivable	4,952	0	0
Proceeds from sales of foreclosed real estate	1,552	6,472	2,930
Increase in loans receivable (net)	(241,982)	(103,992)	(85,458)
(Purchase) redemption of restricted investments in bank stock (net)	(5,114)	1,352	3,812
Proceeds from sale of premises and equipment	316	931	2
Purchases of premises and equipment	(2,685)	(3,508)	(1,695)
Net cash used by investing activities	(204,323)	(229,585)	(213,085)
Financing Activities
Increase in demand, interest checking, money market, and savings deposits (net)	13,098	190,834	281,381
Decrease in time and other noncore deposits (net)	(4,768)	(31,117)	(41,986)
Increase (decrease) in short-term borrowings (net)	164,525	48,225	(75,475)
Repayment of long-term borrowings	(25,000)	(8,540)	(5,275)
Proceeds from long-term borrowings	0	0	25,000
Proceeds from common stock options exercised	304	0	0
Proceeds from dividend reinvestment and common stock purchase plan	67	44	3,802
Tax benefit on exercise of stock options	51	0	0
Cash dividends on preferred stock	(80)	(80)	(80)
Net cash provided by financing activities	148,197	199,366	187,367
(Decrease) increase in cash and cash equivalents	(11,586)	1,509	22,215
Cash and cash equivalents at beginning of year	56,582	55,073	32,858
Cash and cash equivalents at year-end	44,996	56,582	55,073
Cash paid for interest on deposits and borrowings	8,283	10,261	14,870
Cash paid for income taxes	7,325	3,250	700
Supplemental schedule of noncash activities:
Transfer of loans to foreclosed assets	$ 3,722	$ 2,778	$ 5,336